Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Scheduled maturities of time deposits
2013	$ 57,166
2014	21,233
2015	36,400
2016	28,075
2017	16,251
Total	$ 159,125